SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			3 Months Ended	11 Months Ended	12 Months Ended
	Nov. 05, 2021	May 11, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash			$ 10,108	$ 453,151	$ 30,870	$ 453,151
Cash equivalents			0	0	0	0
Payments for investment of cash in trust account	$ 117,300,000	$ 117,300,000	$ 368,760	117,300,000	$ 2,545,838
Price per unit	$ 10.00	$ 10.00
Warrant exercisable			12,085,275		12,085,275
Unrecognized tax benefits			$ 0	0	$ 0	0	$ 0
Unrecognized tax benefits accrued for interest and penalties			$ 0	$ 0	0	0	$ 0
Fair value per share			$ 10.20
Formation and operating costs
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock-based compensation expense					$ 2,825,960
Founder Shares | ARC | Introducing Advisor Agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock-based compensation expense						$ 0
Class A Common Stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common Stock, subject to possible redemption			2,731,544	11,500,000	2,731,544	11,500,000
Class B Common Stock | ARC | Second Amendment to the Introducing Advisor Agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares granted					1,378,517
Class B Common Stock | Founder Shares | ARC | Second Amendment to the Introducing Advisor Agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares granted					1,379,517
Fair value per share					$ 2.05